Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Leases	Leases
LEASE ASSETS

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At January 1, 2019 (1)	$823	$332	$252	$132	$1,539
Additions	452	43	12	20	527
Depreciation	(106)	(54)	(72)	(27)	(259)
Derecognitions	—	(6)	—	—	(6)
Foreign exchange adjustments and other	(3)	2	(10)	(1)	(12)
At December 31, 2019	$1,166	$317	$182	$124	$1,789
Additions (2)	17	121	7	3	148
Depreciation	(124)	(53)	(51)	(26)	(254)
Derecognitions	(20)	(5)	(10)	—	(35)
Foreign exchange adjustments and other	(1)	(1)	—	(1)	(3)
At December 31, 2020	$1,038	$379	$128	$100	$1,645
(1) The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach.
(2) The acquisition of Painted Pony in 2020 included lease assets of $93 million (note 7).
LEASE ASSETS, BY SEGMENT
As at December 31, 2020 and 2019, the Company had the following lease assets by segment:

	2020	2019
Exploration and Production
North America	$345	$300
North Sea	7	38
Offshore Africa	126	154
Oil Sands Mining and Upgrading	1,080	1,191
Head office	87	106
	$1,645	$1,789
LEASE LIABILITIES
The Company measures its lease liabilities at the discounted value of its lease payments during the lease term. Lease liabilities at December 31, 2020 and 2019 were as follows:

	2020	2019
Lease liabilities	$1,690	$1,809
Less: current portion	189	233
	$1,501	$1,576
In addition to the lease assets disclosed above, on an ongoing basis the Company enters into short-term leases related to its Exploration and Production and Oil Sands Mining and Upgrading activities.
Other amounts included in net earnings and cash flows during 2020 and 2019 are provided below:

	2020	2019
Expenses relating to short-term leases (1)	$409	$448
Interest expense on lease liabilities	$67	$70
Variable lease payments not included in the measurement of lease liabilities	$85	$118
Total cash outflows for leases (2)	$983	$1,178
(1)During 2020, the Company capitalized $197 million (2019 - $305 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.